INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
Schedule of Income tax asset and liability, net

	As of December 31,
	2022	2021
Telecom	—	26,811
Núcleo	251	208
Adesol	20	92
Telecom USA	—	2
Pem	2	16
Opalker	1	—
NYSSA	40	—
	314	27,129

Schedule of deferred income tax assets and liabilities, net and the actions for recourse tax receivable

		As of December 31,
		2022	2021
Tax carryforward		(30,407)	(386)
Allowance for doubtful accounts		(8,982)	(10,189)
Provisions		(3,014)	(5,441)
PP&E and Intangible assets		213,975	235,347
Cash dividends from foreign companies		2,437	2,698
Income tax inflation adjustment effect		82,242	45,180
Other deferred tax liabilities (assets), net		(1,622)	(3,337)
Total deferred tax liabilities, net		254,629	263,872
Actions for recourse tax receivable		(888)	(1,731)
Total deferred tax liability, net	(*)	253,741	262,141

Net deferred tax assets		(2,472)	(1,282)
Net deferred tax liabilities		256,213	263,423

(*)  Includes $34 of currency translation adjustments on foreign subsidiaries’ initial balances.

Schedule of maturities of estimated tax carryforward

		Tax carryforward
Company	Tax carryforward	amount as of	Tax carryforward
	generation year	12.31.2022	expiration year
Telecom	2022	82,721	2027
Telemás (*)	2019	675	2024
Micro Sistemas	2021	240	2026
Micro Sistemas	2022	3.432	2027
AVC Continente Audiovisual	2021	3	2026
AVC Continente Audiovisual	2022	50	2027
		87,121

(*)  This company is consolidated in the financial statements of Adesol.

Schedule of income tax reconciliation between amounts computed based on statutory income tax rate and pre-tax income

	Years ended December 31,
	2022	2021	2020

	Profit (loss)
Income (loss) before income tax expense	(232,144)	84,262	9,253
Non-taxable items – (Earnings) from associates	(819)	(769)	(1,459)
Non-taxable items – Impairment of Goodwill charges	243,964	1,299	—
Non-taxable items – Costs valuation differences of foreign investments	—	—	(19,318)
Non-taxable items – Other	1,532	(2,216)	(4,414)
Restatement in current currency of Equity, goodwill and others	250,325	198,120	182,845
Subtotal	262,858	280,696	166,907
Effective income tax rate	34.41%	34.34%	24.59%
Income tax expense at statutory tax rate of each subsidiary	(90,457)	(96,384)	(41,042)
Deferred tax liability restatement in current currency and others	216,524	114,870	60,860
Income tax inflation adjustment	(98,510)	(81,655)	(43,640)
Actions for recourse	(1)	14	35
Income tax on cash dividends of foreign companies	(1,052)	(1,745)	(473)
Income tax benefit (expense) (*)	26,504	(64,900)	(24,260)

Current tax	17,521	(36,290)	(709)
Deferred tax	8,983	(28,610)	(23,551)
Income tax	26,504	(64,900)	(24,260)

(*) In 2022 includes $18,590 corresponding to the adjustment made in the Income tax affidavit of 2021, which includes, among others, the effects related to the full application of the tax inflation adjustment mechanisms detailed in ”Income Tax – Inflation Adjustment for Tax Purposes”. In 2021 includes the effect of the change in the income tax rate provided for in Law No. 27,630 generated by the recalculation of the tax impact on balances at the beginning and on the result of the period, for approximately $(114,662).